Share Options Outstanding - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Equity settled share-based compensation expense	$ 5,435	$ 12,019
Loan Funded Share Plan [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.19
Short Term Incentive Plan
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Equity settled share-based compensation expense	$ 0	490,545
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.68
Long Term Incentive Plan
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Equity settled share-based compensation expense	$ 1,423,050	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.01
Employee Share Scheme
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Equity settled share-based compensation expense	$ 3,521,003	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.19
Limited Recourse Loans Payable [Member] | Long Term Incentive Plan
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.68